Long-Term Debt and Other Financial Liabilities, August 2022 Entrust Facility (Details) $ in Thousands					11 Months Ended	12 Months Ended
	Dec. 05, 2023 USD ($)	Aug. 29, 2023 USD ($)	Dec. 01, 2022 USD ($)	Nov. 08, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) Installment	Nov. 15, 2023 USD ($)	Feb. 28, 2023 USD ($)	Feb. 10, 2023 USD ($)	Jan. 30, 2023 USD ($) Tranche	Dec. 21, 2022 Vessel	Aug. 08, 2022 USD ($) Tranche
Long-Term Debt and Other Financial Liabilities [Abstract]
Proceeds from drawdown					$ 73,000	$ 54,500
Prepayment					34,750	31,858
Number of vessels to be acquired | Vessel											2
Long-term debt					43,200	65,842
Balance outstanding					$ 42,606	64,534
Goodship [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Financing amount									$ 7,000
Tradership [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Financing amount								$ 8,200
August 2022 Entrust Facility [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Borrowing capacity												$ 63,600
Number of tranches | Tranche										2		4
Term of loan facility					18 months
Interest rate												7.90%
Prepayment			$ 16,200	$ 16,200
Unamortized debt discounts written off			$ 245	$ 257
Balloon payment						13,000
Balance outstanding						$ 13,000
August 2022 Entrust Facility [Member] | Twelfth Month after Utilization Date [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of payment installments | Installment						1
Installment payment						$ 500
August 2022 Entrust Facility [Member] | Fifteenth Month after Utilization Date [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of payment installments | Installment						1
Installment payment						$ 1,500
Tranche A [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Proceeds from drawdown					$ 16,200
Tranche B [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Proceeds from drawdown					16,200
Tranche C [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Proceeds from drawdown					15,200
Interest rate											9.00%
Tranche D [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Proceeds from drawdown		$ 15,000			$ 16,000
Interest rate		9.00%
Tranche E [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt							$ 5,500
Tranche E [Member] | Goodship [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Unamortized debt discounts written off	$ 28
Financing amount										$ 7,000
Tranche F [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt							$ 6,700
Tranche F [Member] | Tradership [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Unamortized debt discounts written off	$ 33
Financing amount										$ 8,200